Document and Entity Information	12 Months Ended
Aug. 31, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Apr. 30, 2012
Registrant Name	FINANCIAL INVESTORS TRUST
Central Index Key	0000915802
Amendment Flag	false
Document Creation Date	Apr. 30, 2013
Document Effective Date	Apr. 30, 2013
Prospectus Date	Aug. 31, 2012